CONSOLIDATED STATEMENTS OF CASH FLOWS - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit for the year	₽ 62,073	₽ 55,099	₽ 7,832
Adjustments for:
Depreciation and amortization	100,205	106,948	104,588
Impairment of non-current assets	2,023	(148)	149
Impairment of financial assets	11,936	7,761	3,694
(Gain)/Loss from sale of Ukraine operations (Note 12)	(2,101)	5,499
Provision related to SEC investigation (Note 35)			55,752
Finance income	(3,439)	(4,805)	(5,981)
Finance costs	42,085	48,711	38,165
Income tax expense	17,191	17,671	16,969
Share of the profit of associates and joint ventures	(5,321)	(8,079)	(2,890)
Net foreign exchange (gain) / loss and change in fair value of financial instruments	(4,330)	1,784	1,508
Inventory obsolescence expense	891	2,207	3,326
Change in provisions	1,492	305	(1,474)
Other non-cash items	(4,393)	(6,882)	(3,479)
Movements in operating assets and liabilities:
(Increase)/Decrease in trade and other receivables and contract assets	1,904	(3,808)	438
Increase in bank deposits and loans to customers	(33,570)	(34,452)	(15,367)
(Increase) / decrease in inventory	(630)	3	(11,292)
(Increase) / decrease in advances paid and prepaid expenses	(6,507)	3,478	1,429
Decrease / (Increase) in VAT receivable	482	(2,522)	72
(Decrease)/Increase in trade and other payables, contract liabilities and other current liabilities	(1,104)	6,825	(58)
Increase in bank deposits and liabilities	27,172	27,823	4,100
Fines and penalties related to investigation into former operations in Uzbekistan (Note 35)		(55,607)
Dividends received	3,676	3,707	3,726
Income tax paid	(15,193)	(23,943)	(19,777)
Interest received	2,727	5,263	10,016
Interest paid, net of interest capitalized	(41,762)	(46,186)	(37,056)
NET CASH PROVIDED BY OPERATING ACTIVITIES	155,507	106,652	154,390
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of subsidiaries, net of cash acquired (Note 5)	(262)	(2,052)	(3,444)
Purchases of property, plant and equipment (including capitalized interest in the amount of RUB 426 million, RUB 550 million and RUB 460 million, respectively)	(66,256)	(68,465)	(64,731)
Purchases of other intangible assets	(31,153)	(23,016)	(21,751)
Purchase of 3G and 4G licenses in Armenia and Ukraine		(255)	(5,527)
Cost to obtain and fulfill contracts, paid	(5,442)	(4,651)	(4,764)
Proceeds from sale of property, plant and equipment and assets held for sale	6,678	6,536	5,905
Purchases of short-term and other investments	(10,054)	(22,714)	(18,754)
Proceeds from sale of short-term and other investments	16,012	47,139	38,596
Investments in associates and joint ventures (Note 17)	(1,460)	(75)	(3,871)
Cash (payments) and proceeds related to swap contracts	5,322	(2,459)	6,892
Proceeds from sale of subsidiaries, net of cash disposed (Note 12)	3,461	37,386	619
Proceeds from sale/liquidation of associates (Note 17)	2,450	3,067
Other investing activities		5
NET CASH USED IN INVESTING ACTIVITIES	(81,133)	(29,554)	(78,389)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of notes	(28,167)	(189)	(27,983)
Proceeds from issuance of notes	46,757	72,500	27,550
Notes and debt issuance cost paid	(107)	(111)	(39)
Lease obligation principal paid	(15,054)	(15,154)	(13,577)
Dividends paid	(74,923)	(52,505)	(50,054)
Acquisition of entities under common control, net of cash acquired		(15,312)	(13,242)
Proceeds from loans	194,645	62,415	95,000
Repayment of loans	(134,483)	(156,511)	(20,076)
Payments under credit guarantee agreement related to foreign-currency hedge (Note 30)			(981)
Repurchase of common stock	(16,028)	(15,922)	(22,655)
Other financing activities		341	133
NET CASH USED IN FINANCING ACTIVITIES	(27,360)	(120,448)	(25,924)
Effect of exchange rate changes on cash and cash equivalents	385	(2,655)	3,412
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	47,399	(46,005)	53,489
CASH AND CASH EQUIVALENTS, beginning of the year	38,070	84,075	30,586
CASH AND CASH EQUIVALENTS, end of the year	85,469	38,070	84,075
Less cash and cash equivalents within held for sale	(64)
CASH AND CASH EQUIVALENTS, end of the year	85,405	₽ 38,070	84,075
Avantage
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of subsidiaries, net of cash acquired (Note 5)	₽ (429)		₽ (7,559)